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                      Supplement dated December 22, 2003 to
                        Prospectus dated May 1, 2003 for:
                   ANNUICHOICE SINGLE PREMIUM VARIABLE ANNUITY
              GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
             IQ THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                   PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                                     and to
                       Prospectus dated July 15, 2003 for:
                 PINNACLE PLUS FLEXIBLE PREMIUM VARIABLE ANNUITY
                                     and to
                     Prospectus dated November 17, 2003 for:
                  IQ ADVISOR FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    issued by
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   through its
                             Separate Account I and
                               Separate Account II

National Integrity Life Insurance Company has adopted the following policies:

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request or asset rebalancing into an International or High Yield sub-account (as defined by us) if, within the preceding five business days, there was a transfer or asset rebalancing out of the same sub-account;

     - a transfer request or asset rebalancing out of an International or High Yield sub-account if, within the preceding five business days, there was a purchase, transfer or asset rebalancing into the same sub-account.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. NOTIFICATION. If we do not honor a transfer request as a result of the foregoing policy, we will notify you in writing.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future sub-account transfer requests by U.S. mail or overnight delivery service.

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          Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

     We reserve the right to further modify these policies at any time in our sole discretion.

     PLEASE RETAIN THIS SUPPLEMENT, ALONG WITH YOUR PROSPECTUS, FOR FUTURE REFERENCE.

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